Fair value measurement (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values

from quoted market prices or valuation techniques
1
31.12.22 31.12.21
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at

fair value on a recurring basis
Financial assets at fair value held for trading 96,241 10,138 1,488 107,866 113,697 14,825 2,299 130,821
of which: Equity instruments 83,074 789 126 83,988 97,958 1,090 149 99,197 of which: Government bills / bonds 5,496 950 18 6,464 7,135 1,351 10 8,496 of which: Investment fund units 6,673 596 61 7,330 7,843 1,364 21 9,229 of which: Corporate and municipal bonds 976 6,363 541 7,880 708 7,604 556 8,868 of which: Loans 0 1,179 628 1,807 0 3,099 1,443 4,542
of which: Asset-backed securities 22 261 114 397 53 317 120 489
Derivative financial instruments 769 147,875 1,464 150,108 522 116,479 1,140 118,142
of which: Foreign exchange 575 84,881 2 85,458 255 53,043 7 53,305 of which: Interest rate 0 39,345 460 39,805 0 32,747 494 33,241 of which: Equity / index 1 21,542 653 22,195 0 27,861 384 28,245 of which: Credit 0 719 318 1,038 0 1,179 236 1,414
of which: Commodities 0 1,334 30 1,365 0 1,590 16 1,606
Brokerage receivables 0 17,576 0 17,576 0 21,839 0 21,839
Financial assets at fair value not held for trading 26,572 29,498 3,725 59,796 27,278 28,622 4,180 60,080
of which: Financial assets for unit-linked investment

contracts
13,071 1 0 13,072 21,110 187 6 21,303
of which: Corporate and municipal bonds 35 14,101 230 14,366 123 13,937 306 14,366 of which: Government bills / bonds 13,103 3,638 0 16,741 5,624 3,236 0 8,860 of which: Loans 0 3,602 736 4,337 0 4,982 892 5,874
of which: Securities financing transactions 0 7,590 114 7,704 0 5,704 100 5,804 of which: Auction rate securities 0 0 1,326 1,326 0 0 1,585 1,585 of which: Investment fund units 307 566 190 1,063 338 574 117 1,028 of which: Equity instruments 57 0 792 849 83 2 681 765
Financial assets measured at

fair value through other comprehensive

income on a recurring basis
Financial assets measured at fair value through

other comprehensive income
57 2,182 0 2,239 2,704 6,140 0 8,844
of which: Asset-backed securities
2
0 0 0 0 0 4,849 0 4,849
of which: Government bills / bonds
2
0 26 0 26 2,658 27 0 2,686
of which: Corporate and municipal bonds 57 2,156 0 2,213 45 1,265 0 1,310
Non-financial assets measured at

fair value on a recurring basis
Precious metals and other physical commodities 4,471 0 0 4,471 5,258 0 0 5,258
Non-financial assets measured at

fair value on a non-recurring

basis
Other non-financial assets
3
0 0 110 110 0 0 26 26
Total assets measured

at fair value
128,110 207,269 6,788 342,166 149,459 187,905 7,645 345,010

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values

from quoted market prices or valuation techniques

(continued)
1
31.12.22 31.12.21
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value

on a recurring basis
Financial liabilities at fair value held for trading 23,578 5,823 114 29,515 25,413 6,170 105 31,688 of which: Equity instruments 16,521 352 78 16,951 18,328 513 83 18,924 of which: Corporate and municipal bonds
36 4,643 27 4,707 30 4,219 17 4,266
of which: Government bills / bonds 5,880 706 1 6,587 5,883 826 0 6,709 of which: Investment fund units 1,141 84 3 1,229 1,172 555 6 1,733
Derivative financial instruments 640 152,582 1,684 154,906 509 118,558 2,242 121,309
of which: Foreign exchange

587 87,897 24 88,508 258 53,800 21 54,078
of which: Interest rate

0 37,429 116 37,545 0 28,398 278 28,675
of which: Equity / index

0 24,963 1,184 26,148 0 33,438 1,511 34,949
of which: Credit 0 920 279 1,199 0 1,412 341 1,753
of which: Commodities 0 1,309 52 1,361 0 1,503 63 1,566
Financial liabilities designated at

fair value on a recurring basis
Brokerage payables designated at

fair value
0 45,085 0 45,085 0 44,045 0 44,045
Debt issued designated at fair value 0 63,111 10,527 73,638 0 59,606 14,194 73,799
Other financial liabilities designated at fair value 0 29,547 691 30,237 0 29,258 816 30,074 of which: Financial liabilities related to unit-linked

investment contracts
0 13,221 0 13,221 0 21,466 0 21,466
of which: Securities financing transactions 0 15,333 0 15,333 0 6,375 2 6,377 of which: Over-the-counter

debt instruments and other
0 993 691 1,684 0 1,417 814 2,231
Total liabilities measured

at fair value
24,219 296,148 13,015 333,381 25,922 257,637 17,357 300,916
1 Bifurcated embedded derivatives are presented

on the same balance sheet lines as their host contracts and

are not included in this table. The fair

value of these derivatives was not material for the

periods presented.

2 Effective 1 April 2022, a portfolio of

assets previously classified as Financial

assets measured at fair value

through other

comprehensive income was

reclassified to Other financial

assets measured at amortized cost.
Refer to Note 1 for more information.

3 Other non-financial assets primarily

consist of properties and other non-current assets

held for sale, which are measured

at the lower of their net carrying amount or fair value
less costs to sell.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit

or loss reserves
USD m 2022 2021 2020
Reserve balance at the beginning of the

year
418 269 146
Profit / (loss) deferred on new transactions 299 459 362
(Profit) / loss recognized in the income statement (295) (308) (238)
Foreign currency translation 0 (2) 0
Reserve balance at the end of the year 422 418 269

Disclosure Of Change In Fair Value Of Financial Liability Attributable To Change In Credit Risk Of Liability Explanatory
Own credit adjustments on financial

liabilities designated at fair value
Included in Other comprehensive income
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Recognized during the period:
Realized gain / (loss)

1 (14) 2
Unrealized gain / (loss)

866 60 (295)
Total gain / (loss), before

tax
867 46 (293)
USD m 31.12.22 31.12.21 31.12.20
Recognized on the balance sheet

as of the end of the period:
Unrealized life-to-date gain / (loss)

556 (315) (381)
of which: debt issued designated at fair value 453 (347) (418)
of which: other financial liabilities designated at

fair value
103 32 36

Disclosure Of Valuation Adjustments On Financial Instruments Explanatory
Balance sheet valuation adjustments

on financial instruments
As of
USD m 31.12.22 31.12.21
Credit valuation adjustments
1
(33) (44)
Funding valuation adjustments (50) (49)
Debit valuation adjustments 4 2
Other valuation adjustments (839) (913)
of which: liquidity (311) (341)
of which: model uncertainty (529) (571)
1 Amounts do not include reserves

against defaulted counterparties.

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Explanatory
Valuation techniques

and inputs used in the fair value measurement

of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.22 31.12.21
USD bn 31.12.22 31.12.21 31.12.22 31.12.21 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value

held for trading and Financial

assets at fair value not held for trading
Corporate and municipal
bonds 0.8 0.9 0.0 0.0
Relative value to
market comparable Bond price equivalent 14 112 85 16 143 98 points
Discounted expected
cash flows Discount margin 412 412 434 434
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 1.7 2.8 0.0 0.0
Relative value to
market comparable Loan price equivalent 30 100 97 0 101 99 points
Discounted expected
cash flows Credit spread 200 200 200 175 800 436
basis
points
Market comparable
and securitization
model Credit spread 145 1,350 322 28 1,544 241
basis
points
Auction rate securities 1.3 1.6
Discounted expected
cash flows Credit spread 115 196 144 115 197 153
basis
points
Investment fund units
3
0.3 0.1 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
0.9 0.8 0.1 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
10.5 14.2
Other financial liabilities
designated at fair value 0.7 0.8
Discounted expected
cash flows Funding spread 23 175 24 175
basis
points
Derivative financial instruments
Interest rate 0.5 0.5 0.1 0.3 Option model
Volatility of interest
rates 75 143 65 81
basis
points
Credit 0.3 0.2 0.3 0.3
Discounted expected
cash flows
Credit spreads

9 565 1 583
basis
points
Bond price equivalent 3 277 2 136 points
Equity / index 0.7 0.4 1.2 1.5 Option model Equity dividend yields 0 20 0 11%
Volatility of equity
stocks, equity and
other indices 4 120 4 98%
Equity-to-FX
correlation (29) 84 (29) 76%
Equity-to-equity
correlation (25) 100 (25) 100%
1 The ranges

of significant unobservable

inputs are represented

in points, percentages

and basis points.

Points are a

percentage of par (e.g.,

100 points would

be 100% of par).

2 Weighted

averages are

provided
for most non-derivative

financial instruments

and were calculated

by weighting inputs

based on the fair

values of the

respective instruments.

Weighted

averages are not

provided for inputs

related to Other

financial
liabilities designated

at fair

value and

Derivative financial

instruments,

as this would

not be meaningful.

3 The

range of

inputs is

not disclosed,

as there

is a

dispersion of

values

given the

diverse nature

of the
investments.

4 Debt issued designated at fair value

primarily consists of UBS

structured notes, which include

variable maturity notes with

various equity and foreign

exchange underlying risks,

rates-linked

and credit-
linked notes, all of which

have embedded derivative

parameters that are considered

to be unobservable. The

equivalent derivative instrument

parameters are presented in the respective

derivative financial instruments
lines in this table.

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities Explanatory
Sensitivity of fair value measurements

to changes in unobservable input

assumptions
1
31.12.22 31.12.21
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans

measured at fair value, loan

commitments and guarantees
19 (12) 19 (13)
Securities financing transactions 33 (37) 41 (53)
Auction rate securities 46
2
(46)
2
66 (66)
Asset-backed securities 27 (27) 20 (20)
Equity instruments 183 (161) 173 (146)
Interest rate derivatives, net 18
2
(12)
2
29 (19)
Credit derivatives, net 3 (4) 5 (8)
Foreign exchange derivatives,

net
10 (5) 19 (11)
Equity / index derivatives, net 361 (330) 368 (335)
Other 39
2
(62)
2
50 (73)
Total 738 (696) 790 (744)
1 Sensitivity

of issued and over-the

-counter debt instruments

is reported with

the equivalent

derivative or securities

financing instrument.

2 Includes refinements

applied in estimating

valuation uncertainty

across
various parameters.

Disclosure Of Level 3 Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3

instruments
USD bn
Balance at
the beginning
of the period
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance at
the end
of the period
For the twelve months ended

31 December 2022
2
Financial assets at fair value held

for
trading 2.3 (0.3) (0.3) 0.3 (1.8) 0.5 0.0 0.7 (0.3) (0.0) 1.5
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.1 (0.0) (0.0) 0.1 of which: Corporate and municipal
bonds 0.6 (0.0) (0.0) 0.3 (0.6) 0.0 0.0 0.4 (0.0) (0.0) 0.5
of which: Loans 1.4 (0.1) (0.1) 0.0 (1.1) 0.5 0.0 0.0 (0.2) 0.0 0.6
Derivative financial instruments –
assets 1.1 0.6 0.3 0.0 0.0 0.4 (0.7) 0.1 (0.0) (0.0) 1.5
of which: Interest rate 0.5 0.3 0.3 0.0 0.0 0.0 (0.2) 0.0 (0.1) (0.0) 0.5 of which: Equity / index 0.4 0.2 0.1 0.0 0.0 0.4 (0.3) 0.1 (0.0) (0.0) 0.7 of which: Credit 0.2 0.1 (0.1) 0.0 0.0 0.0 (0.2) 0.0 0.1 0.0 0.3
Financial assets at fair value not

held
for trading 4.2 0.1 0.1 0.7 (1.2) 0.1 (0.0) 0.2 (0.3) (0.0) 3.7 of which: Loans 0.9 (0.0) (0.0) 0.4 (0.4) 0.1 0.0 0.1 (0.3) (0.0) 0.7
of which: Auction rate securities 1.6 0.1 0.0 0.0 (0.3) 0.0 0.0 0.0 0.0 0.0 1.3 of which: Equity instruments 0.7 0.0 0.0 0.1 (0.1) 0.0 0.0 0.1 0.0 (0.0) 0.8
Derivative financial instruments –
liabilities 2.2 (0.8) (0.4) 0.0 0.0 1.1 (0.9) 0.3 (0.2) (0.1) 1.7
of which: Interest rate 0.3 (0.3) (0.0) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.1 of which: Equity / index 1.5 (0.4) (0.3) 0.0 0.0 0.8 (0.7) 0.1 (0.2) (0.0) 1.2 of which: Credit 0.3 (0.1) (0.0) 0.0 0.0 0.1 (0.1) 0.1 (0.0) (0.0) 0.3
Debt issued designated at fair value
3
14.2 (2.2) (1.8) 0.0 0.0 4.7 (3.1) 0.7 (3.4) (0.3) 10.5
Other financial liabilities designated at
fair value 0.8 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 (0.0) (0.0) 0.7

For the twelve months ended

31 December 2021
Financial assets at fair value held

for
trading 2.3 (0.0) (0.1) 0.3 (1.6) 1.2 0.0 0.3 (0.3) (0.0) 2.3
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.0 of which: Corporate and municipal
bonds 0.8 0.0 (0.0) 0.2 (0.4) 0.0 0.0 0.0 (0.1) (0.0) 0.6
of which: Loans 1.1 0.0 (0.0) 0.0 (0.8) 1.2 0.0 0.0 (0.2) 0.0 1.4
Derivative financial instruments –
assets 1.8 (0.2) (0.1) 0.0 0.0 0.5 (0.7) 0.1 (0.3) (0.0) 1.1 of which: Interest rate 0.5 0.1 0.1 0.0 0.0 0.1 (0.2) 0.0 (0.1) (0.0) 0.5 of which: Equity / index 0.9 (0.1) (0.1) 0.0 0.0 0.3 (0.4) 0.0 (0.2) (0.0) 0.4 of which: Credit 0.3 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 (0.0) 0.0 0.2
Financial assets at fair value not

held
for trading 3.9 0.1 0.1 1.0 (0.6) 0.0 0.0 0.1 (0.3) (0.0) 4.2 of which: Loans 0.9 (0.0) 0.0 0.6 (0.3) 0.0 0.0 0.0 (0.3) (0.0) 0.9
of which: Auction rate securities 1.5 0.1 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6 of which: Equity instruments 0.5 0.1 0.1 0.1 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 0.7
Derivative financial instruments –
liabilities 3.5 0.2 (0.0) 0.0 0.0 0.9 (1.8) 0.0 (0.5) (0.0) 2.2
of which: Interest rate 0.5 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 (0.0) (0.0) 0.3 of which: Equity / index 2.3 0.3 0.1 0.0 0.0 0.8 (1.5) 0.0 (0.4) (0.0) 1.5 of which: Credit 0.5 (0.1) (0.1) 0.0 0.0 0.0 (0.0) 0.0 (0.1) (0.0) 0.3
Debt issued designated at fair value 11.0 0.7 0.6 0.0 0.0 8.0 (4.2) 0.2 (1.2) (0.2) 14.2
Other financial liabilities designated at
fair value 0.7 0.0 0.0 0.0 0.0 0.4 (0.2) 0.0 (0.0) (0.0) 0.8
1 Net gains / losses included in comprehensive

income are recognized in Net interest

income and Other net income

from financial instruments

measured at fair value through profit

or loss in the Income statement,

and
also in

Gains /

(losses) from

own credit

on financial

liabilities

designated at

fair value,

before tax

in the

Statement

of comprehensive

income.

2 Total

Level 3

assets as

of 31 December

2022

were USD
6.8 bn
(31 December 2021:

USD
7.6
bn). Total Level

3 liabilities

as of 31 December

2022 were

USD
13.0
bn (31 December

2021: USD
17.4
bn).

3 Of the

USD
2.2
bn in net gains

/ losses

that is included

in comprehensive
income, USD 1.7
bn is recognized

in the Income

statement and

USD
0.5
bn is recognized

in the Statement

of comprehensive

income in

Gains / (losses)

from own credit

on financial liabilities

designated at fair

value,
before tax.

Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit

risk

31.12.22
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance

sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
16.5

16.5
Derivative financial instruments
4
150.1 5.9 133.5 10.7
Brokerage receivables 17.6 17.3 0.3
Financial assets at fair value not

held for trading – debt instruments
5
44.8 11.4 33.4
Total financial assets

measured at fair value
229.0 0.0 34.6 0.0 0.0 133.5 0.0 0.0 61.0
Guarantees
6
0.2 0.2 0.0
31.12.21
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance

sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
22.4

22.4
Derivative financial instruments
4
118.1 4.2 103.2 10.7
Brokerage receivables 21.8 21.6 0.2
Financial assets at fair value not

held for trading – debt instruments
5
37.0 11.2 25.7
Total financial assets

measured at fair value
199.4 0.0 37.1 0.0 0.0 103.2 0.0 0.0 59.1
Guarantees
6
0.2 0.2 0.0
1 The maximum exposure

to loss is generally

equal to the carrying amount

and subject to change

over time with market

movements.

2 These positions

are generally managed under the

market risk framework.

For
the purpose of this

disclosure, collateral

and credit enhancements

were not considered.

3 Does not include

investment fund

units.

4 The

amount shown in the

“Netting” column

represents the

netting potential
not recognized on the balance

sheet. Refer to Note

21 for more information.

5 Financial assets

at fair value not

held for trading collateralized

by securities consisted

of structured loans and reverse

repurchase and
securities borrowing agreements.

6 The amount

shown in the “Guarantees”

column largely relates to

sub-participations.

Disclosure Of Fair Value Of Financial Instruments Not Measured At Fair Value Explanatory
Financial instruments not measured

at fair value
31.12.22 31.12.21
Carrying
amount Fair value
Carrying
amount Fair value
USD bn Total
Carrying
amount
approximates
fair value
1
Level

1
Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
Cash and balances at central banks 169.4 169.4 0.1 0.0 0.0 169.4 192.8 192.7 0.1 0.0 0.0 192.8
Loans and advances to banks 14.8 14.0 0.0 0.7 0.0 14.8 15.5 14.8 0.0 0.7 0.0 15.5
Receivables from securities financing
transactions measured at amortized cost 67.8 64.3 0.0 1.8 1.7 67.8 75.0 71.6 0.0 1.3 2.1 75.0
Cash collateral receivables on derivative
instruments 35.0 35.0 0.0 0.0 0.0 35.0 30.5 30.5 0.0 0.0 0.0 30.5
Loans and advances to customers 387.2 134.3 0.0 45.9 194.7 374.9 397.8 163.1 0.0 43.8 190.1 396.9
Other financial assets measured at amortized
cost
2
53.3 12.9 10.3 25.1 2.5 50.8 26.2 4.1 9.3 10.7 2.4 26.5
Liabilities
Amounts due to banks 11.6 8.9 0.0 2.7 0.0 11.6 13.1 9.1 0.0 4.0 0.0 13.1
Payables from securities financing
transactions measured at amortized cost 4.2 3.5 0.0 0.7 0.0 4.2 5.5 4.1 0.0 1.5 0.0 5.5
Cash collateral payables on derivative
instruments 36.4 36.4 0.0 0.0 0.0 36.4 31.8 31.8 0.0 0.0 0.0 31.8
Customer deposits 525.1 491.3 0.0 33.6 0.0 524.8 542.0 535.4 0.0 6.6 0.0 542.0
Debt issued measured at amortized cost 114.6 15.4 0.0 98.1 0.0 113.5 139.2 15.8 0.0 125.3 0.0 141.1
Other financial liabilities measured at
amortized cost
3
6.2 6.2 0.0 0.0 0.0 6.2 5.4 5.4 0.0 0.0 0.0 5.4
1 Includes certain financial instruments

where the carrying amount

is a reasonable approximation

of the fair value

due to the instruments’

short-term nature (instruments

that are receivable

or payable on demand,

or
with a remaining maturity (excluding the effects

of callable features) of three months or less).

2 Effective 1 April 2022, a portfolio of assets

previously classified as Financial assets measured at

fair value through other
comprehensive income was

reclassified to Other financial

assets measured at amortized

cost. Refer to Note 1 for information.

3 Excludes lease liabilities.

UBS AG
Entity [Table]
Disclosure Of Fair Value Measurement Of Assets Explanatory
Determination of fair values

from quoted market prices or valuation techniques
1
31.12.22 31.12.21
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at

fair value on a recurring basis
Financial assets at fair value held for trading 96,263 10,284 1,488 108,034 113,722 15,012 2,299 131,033
of which: Equity instruments 83,095 789 126 84,010 97,983 1,090 149 99,222 of which: Government bills / bonds 5,496 950 18 6,464 7,135 1,351 10 8,496 of which: Investment fund units 6,673 596 61 7,330 7,843 1,364 21 9,229 of which: Corporate and municipal bonds 976 6,509 541 8,026 708 7,791 556 9,055 of which: Loans 0 1,179 628 1,807 0 3,099 1,443 4,542
of which: Asset-backed securities 22 261 114 397 53 317 120 489
Derivative financial instruments 769 147,876 1,464 150,109 522 116,482 1,140 118,145
of which: Foreign exchange 575 84,882 2 85,459 255 53,046 7 53,307 of which: Interest rate 0 39,345 460 39,805 0 32,747 494 33,241 of which: Equity / index 1 21,542 653 22,195 0 27,861 384 28,245 of which: Credit 0 719 318 1,038 0 1,179 236 1,414
of which: Commodities 0 1,334 30 1,365 0 1,590 16 1,606
Brokerage receivables 0 17,576 0 17,576 0 21,839 0 21,839
Financial assets at fair value not held for trading 26,572 29,110 3,725 59,408 27,278 28,185 4,180 59,642
of which: Financial assets for unit-linked investment

contracts
13,071 1 0 13,072 21,110 187 6 21,303
of which: Corporate and municipal bonds 35 14,101 230 14,366 123 13,937 306 14,366 of which: Government bills / bonds 13,103 3,638 0 16,741 5,624 3,236 0 8,860 of which: Loans 0 3,602 736 4,337 0 4,982 892 5,874
of which: Securities financing transactions 0 7,590 114 7,704 0 5,704 100 5,804 of which: Auction rate securities 0 0 1,326 1,326 0 0 1,585 1,585 of which: Investment fund units 307 178 190 675 338 137 117 591 of which: Equity instruments 57 0 792 849 83 2 681 765
Financial assets measured at

fair value through other comprehensive

income on a recurring basis
Financial assets measured at fair value through

other comprehensive income
57 2,182 0 2,239 2,704 6,140 0 8,844
of which: Asset-backed securities
2
0 0 0 0 0 4,849 0 4,849
of which: Government bills / bonds
2
0 26 0 26 2,658 27 0 2,686
of which: Corporate and municipal bonds 57 2,156 0 2,213 45 1,265 0 1,310
Non-financial assets measured at

fair value on a recurring basis
Precious metals and other physical commodities 4,471 0 0 4,471 5,258 0 0 5,258
Non-financial assets measured at

fair value on a non-recurring

basis
Other non-financial assets
3
0 0 21 21 0 0 26 26
Total assets measured

at fair value
128,132 207,028 6,698 341,858 149,484 187,658 7,645 344,787

Disclosure Of Fair Value Measurement Of Liabilities Explanatory
Determination of fair values

from quoted market prices or valuation techniques

(continued)
1
31.12.22 31.12.21
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value

on a recurring basis
Financial liabilities at fair value held for trading 23,578 5,823 114 29,515 25,413 6,170 105 31,688 of which: Equity instruments 16,521 352 78 16,951 18,328 513 83 18,924 of which: Corporate and municipal bonds 36 4,643 27 4,707 30 4,219 17 4,266 of which: Government bills / bonds 5,880 706 1 6,587 5,883 826 0 6,709 of which: Investment fund units 1,141 84 3 1,229 1,172 555 6 1,733
Derivative financial instruments 640 152,582 1,684 154,906 509 118,558 2,242 121,309
of which: Foreign exchange

587 87,897 24 88,508 258 53,800 21 54,078
of which: Interest rate

0 37,429 116 37,545 0 28,398 278 28,675
of which: Equity / index

0 24,963 1,184 26,148 0 33,438 1,511 34,949
of which: Credit 0 920 279 1,199 0 1,412 341 1,753
of which: Commodities 0 1,309 52 1,361 0 1,503 63 1,566
Financial liabilities designated at

fair value on a recurring basis
Brokerage payables designated at

fair value
0 45,085 0 45,085 0 44,045 0 44,045
Debt issued designated at fair value 0 62,603 9,240 71,842 0 59,606 11,854 71,460
Other financial liabilities designated at fair value 0 30,055 1,978 32,033 0 29,258 3,156 32,414 of which: Financial liabilities related to unit-linked

investment contracts
0 13,221 0 13,221 0 21,466 0 21,466
of which: Securities financing transactions 0 15,333 0 15,333 0 6,375 2 6,377 of which: Over-the-counter

debt instruments and other
0 993 691 1,684 0 1,417 814 2,231
Total liabilities measured

at fair value
24,219 296,148 13,015 333,382 25,922 257,637 17,357 300,916
1 Bifurcated embedded derivatives are presented

on the same balance sheet lines as their host contracts and are not included in this table. The fair value of

these derivatives was not material for the periods

presented.

2 Effective 1 April 2022, a portfolio of

assets previously classified as Financial

assets measured at fair value

through other

comprehensive income was

reclassified to Other financial

assets measured at amortized cost.
Refer to Note 1 for more information.

3 Other non-financial assets primarily

consist of properties and other non-current assets

held for sale, which are measured

at the lower of their net carrying amount or fair value
less costs to sell.

Disclosure Of Deferred Day-One Profit Or Loss Explanatory
Deferred day-1 profit

or loss reserves
USD m 2022 2021 2020
Reserve balance at the beginning of the

year
418 269 146
Profit / (loss) deferred on new transactions 299 459 362
(Profit) / loss recognized in the income statement (295) (308) (238)
Foreign currency translation 0 (2) 0
Reserve balance at the end of the year 422 418 269

Disclosure Of Change In Fair Value Of Financial Liability Attributable To Change In Credit Risk Of Liability Explanatory
Own credit adjustments on financial

liabilities designated at fair value
Included in Other comprehensive income
For the year ended
USD m 31.12.22 31.12.21 31.12.20
Recognized during the period:
Realized gain / (loss)

1 (14) 2
Unrealized gain / (loss)

866 60 (295)
Total gain / (loss), before

tax
867 46 (293)
USD m 31.12.22 31.12.21 31.12.20
Recognized on the balance sheet

as of the end of the period:
Unrealized life-to-date gain / (loss)

556 (315) (381)
of which: debt issued designated at fair value 289 (144) (233)
of which: other financial liabilities designated at fair value 266 (172) (148)

Disclosure Of Valuation Adjustments On Financial Instruments Explanatory
Balance sheet valuation adjustments

on financial instruments
As of
USD m 31.12.22 31.12.21
Credit valuation adjustments
1
(33) (44)
Funding valuation adjustments (50) (49)
Debit valuation adjustments 4 2
Other valuation adjustments (839) (913)
of which: liquidity (311) (341)
of which: model uncertainty (529) (571)
1 Amounts do not include reserves

against defaulted counterparties.

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Explanatory
Valuation techniques

and inputs used in the fair value measurement

of Level 3 assets and liabilities
Fair value
Significant
unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation
technique(s)
31.12.22 31.12.21
USD bn 31.12.22 31.12.21 31.12.22 31.12.21 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value

held for trading and Financial

assets at fair value not held for trading
Corporate and municipal
bonds 0.8 0.9 0.0 0.0
Relative value to
market comparable Bond price equivalent 14 112 85 16 143 98 points
Discounted expected
cash flows Discount margin 412 412 434 434
basis
points
Traded loans, loans
measured at fair value,
loan commitments and
guarantees 1.7 2.8 0.0 0.0
Relative value to
market comparable Loan price equivalent 30 100 97 0 101 99 points
Discounted expected
cash flows Credit spread 200 200 200 175 800 436
basis
points
Market comparable
and securitization
model Credit spread 145 1,350 322 28 1,544 241
basis
points
Auction rate securities 1.3 1.6
Discounted expected
cash flows Credit spread 115 196 144 115 197 153
basis
points
Investment fund units
3
0.3 0.1 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
0.9 0.8 0.1 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
9.2 11.9
Other financial liabilities
designated at fair value 2.0 3.2
Discounted expected
cash flows Funding spread 23 175 24 175
basis
points
Derivative financial instruments
Interest rate 0.5 0.5 0.1 0.3 Option model
Volatility of interest
rates 75 143 65 81
basis
points
Credit 0.3 0.2 0.3 0.3
Discounted expected
cash flows
Credit spreads

9 565 1 583
basis
points
Bond price equivalent 3 277 2 136 points
Equity / index 0.7 0.4 1.2 1.5 Option model Equity dividend yields 0 20 0 11%
Volatility of equity
stocks, equity and
other indices 4 120 4 98%
Equity-to-FX
correlation (29) 84 (29) 76%
Equity-to-equity
correlation (25) 100 (25) 100%
1 The ranges

of significant unobservable

inputs are represented

in points, percentages

and basis points.

Points are a

percentage of par (e.g.,

100 points would

be 100% of par).

2 Weighted

averages are

provided
for most non-derivative

financial instruments

and were calculated

by weighting inputs

based on the fair

values of the

respective instruments.

Weighted

averages are not

provided for inputs

related to Other

financial
liabilities designated

at fair

value and

Derivative financial

instruments,

as this would

not be meaningful.

3 The

range of

inputs is

not disclosed,

as there

is a

dispersion of

values

given the

diverse nature

of the
investments.

4 Debt issued designated at fair value

primarily consists of UBS

structured notes, which include

variable maturity notes with

various equity and foreign

exchange underlying risks,

rates-linked

and credit-
linked notes, all of which

have embedded derivative

parameters that are considered

to be unobservable. The

equivalent derivative instrument

parameters are presented in the respective

derivative financial instruments
lines in this table.

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities Explanatory
Sensitivity of fair value measurements

to changes in unobservable input

assumptions
1
31.12.22 31.12.21
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans

measured at fair value, loan

commitments and guarantees
19 (12) 19 (13)
Securities financing transactions 33 (37) 41 (53)
Auction rate securities 46
2
(46)
2
66 (66)
Asset-backed securities 27 (27) 20 (20)
Equity instruments 183 (161) 173 (146)
Interest rate derivatives, net 18
2
(12)
2
29 (19)
Credit derivatives, net 3 (4) 5 (8)
Foreign exchange derivatives,

net
10 (5) 19 (11)
Equity / index derivatives, net 361 (330) 368 (335)
Other 39
2
(62)
2
50 (73)
Total 738 (696) 790 (744)
1 Sensitivity

of issued and over-the

-counter debt instruments

is reported with

the equivalent

derivative or securities

financing instrument.

2 Includes refinements

applied in estimating

valuation uncertainty

across
various parameters.

Disclosure Of Level 3 Of Fair Value Of Financial Instruments Explanatory
Movements of Level 3

instruments
USD bn
Balance at
the beginning
of the period
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance at
the end
of the period
For the twelve months ended

31 December 2022
2
Financial assets at fair value held

for
trading 2.3 (0.3) (0.3) 0.3 (1.8) 0.5 0.0 0.7 (0.3) (0.0) 1.5
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.1 (0.0) (0.0) 0.1 of which: Corporate and municipal
bonds 0.6 (0.0) (0.0) 0.3 (0.6) 0.0 0.0 0.4 (0.0) (0.0) 0.5
of which: Loans 1.4 (0.1) (0.1) 0.0 (1.1) 0.5 0.0 0.0 (0.2) 0.0 0.6
Derivative financial instruments –
assets 1.1 0.6 0.3 0.0 0.0 0.4 (0.7) 0.1 (0.0) (0.0) 1.5
of which: Interest rate 0.5 0.3 0.3 0.0 0.0 0.0 (0.2) 0.0 (0.1) (0.0) 0.5 of which: Equity / index 0.4 0.2 0.1 0.0 0.0 0.4 (0.3) 0.1 (0.0) (0.0) 0.7 of which: Credit 0.2 0.1 (0.1) 0.0 0.0 0.0 (0.2) 0.0 0.1 0.0 0.3
Financial assets at fair value not

held
for trading 4.2 0.1 0.1 0.7 (1.2) 0.1 (0.0) 0.2 (0.3) (0.0) 3.7 of which: Loans 0.9 (0.0) (0.0) 0.4 (0.4) 0.1 0.0 0.1 (0.3) (0.0) 0.7
of which: Auction rate securities 1.6 0.1 0.0 0.0 (0.3) 0.0 0.0 0.0 0.0 0.0 1.3 of which: Equity instruments 0.7 0.0 0.0 0.1 (0.1) 0.0 0.0 0.1 0.0 (0.0) 0.8
Derivative financial instruments –
liabilities 2.2 (0.8) (0.4) 0.0 0.0 1.1 (0.9) 0.3 (0.2) (0.1) 1.7
of which: Interest rate 0.3 (0.3) (0.0) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.1 of which: Equity / index 1.5 (0.4) (0.3) 0.0 0.0 0.8 (0.7) 0.1 (0.2) (0.0) 1.2 of which: Credit 0.3 (0.1) (0.0) 0.0 0.0 0.1 (0.1) 0.1 (0.0) (0.0) 0.3
Debt issued designated at fair value 11.9 (1.3) (0.9) 0.0 0.0 4.7 (3.1) 0.7 (3.3) (0.3) 9.2
Other financial liabilities designated at
fair value
3
3.2 (1.0) (1.0) 0.0 0.0 0.0 (0.1) 0.1 (0.2) (0.0) 2.0

For the twelve months ended

31 December 2021
Financial assets at fair value held

for
trading 2.3 (0.0) (0.1) 0.3 (1.6) 1.2 0.0 0.3 (0.3) (0.0) 2.3
of which: Investment fund units 0.0 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) (0.0) 0.0 of which: Corporate and municipal
bonds 0.8 0.0 (0.0) 0.2 (0.4) 0.0 0.0 0.0 (0.1) (0.0) 0.6
of which: Loans 1.1 0.0 (0.0) 0.0 (0.8) 1.2 0.0 0.0 (0.2) 0.0 1.4
Derivative financial instruments –
assets 1.8 (0.2) (0.1) 0.0 0.0 0.5 (0.7) 0.1 (0.3) (0.0) 1.1 of which: Interest rate 0.5 0.1 0.1 0.0 0.0 0.1 (0.2) 0.0 (0.1) (0.0) 0.5 of which: Equity / index 0.9 (0.1) (0.1) 0.0 0.0 0.3 (0.4) 0.0 (0.2) (0.0) 0.4 of which: Credit 0.3 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 (0.0) 0.0 0.2
Financial assets at fair value not

held
for trading 3.9 0.1 0.1 1.0 (0.6) 0.0 0.0 0.1 (0.3) (0.0) 4.2 of which: Loans 0.9 (0.0) 0.0 0.6 (0.3) 0.0 0.0 0.0 (0.3) (0.0) 0.9
of which: Auction rate securities 1.5 0.1 0.1 0.0 0.0 0.0 0.0 0.0 0.0 0.0 1.6 of which: Equity instruments 0.5 0.1 0.1 0.1 (0.1) 0.0 0.0 0.0 (0.0) (0.0) 0.7
Derivative financial instruments –
liabilities 3.5 0.2 (0.0) 0.0 0.0 0.9 (1.8) 0.0 (0.5) (0.0) 2.2
of which: Interest rate 0.5 (0.1) (0.1) 0.0 0.0 0.0 (0.1) 0.0 (0.0) (0.0) 0.3 of which: Equity / index 2.3 0.3 0.1 0.0 0.0 0.8 (1.5) 0.0 (0.4) (0.0) 1.5 of which: Credit 0.5 (0.1) (0.1) 0.0 0.0 0.0 (0.0) 0.0 (0.1) (0.0) 0.3
Debt issued designated at fair value
9.6 0.7 0.6 0.0 0.0 7.1 (4.2) 0.1 (1.2) (0.2) 11.9
Other financial liabilities designated at
fair value 2.1 0.0 0.0 0.0 0.0 1.3 (0.2) 0.0 (0.0) (0.0) 3.2
1 Net gains / losses included in comprehensive

income are recognized in Net interest

income and Other net income

from financial instruments

measured at fair value through

profit or loss in the Income statement, and
also in

Gains /

(losses) from

own credit

on financial

liabilities

designated at

fair value,

before tax

in the

Statement

of comprehensive

income.

2 Total

Level 3

assets as

of 31 December

2022

were USD
6.7 bn
(31 December 2021:

USD
7.6
bn). Total Level

3 liabilities

as of 31 December

2022 were

USD
13.0
bn (31 December 2021:

USD
17.4
bn).

3 Of the

USD
1.0
bn in net gains

/ losses that

is included in

comprehensive
income, USD 0.6
bn is recognized

in the Income

statement and

USD
0.4
bn is recognized

in the Statement

of comprehensive

income in

Gains / (losses)

from own credit

on financial liabilities

designated at fair

value,
before tax.

Disclosure Of Maximum Credit Risk Exposure Explanatory
Maximum exposure to credit

risk

31.12.22
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance

sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
16.7

16.7
Derivative financial instruments
4
150.1 5.9 133.5 10.7
Brokerage receivables 17.6 17.3 0.3
Financial assets at fair value not

held for trading – debt instruments
5
44.8 11.4 33.4
Total financial assets

measured at fair value
229.2 0.0 34.6 0.0 0.0 133.5 0.0 0.0 61.2
Guarantees
6
0.2 0.2 0.0
31.12.21
Maximum
exposure to
credit risk
Collateral Credit enhancements
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other

collateral Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

fair value on the balance

sheet
1
Financial assets at fair value

held for trading – debt instruments
2,3
22.6

22.6
Derivative financial instruments
4
118.1 4.2 103.2 10.7
Brokerage receivables 21.8 0.0 21.6 0.2
Financial assets at fair value not

held for trading – debt instruments
5
37.0 0.0 11.2 25.7
Total financial assets

measured at fair value
199.5 0.0 37.1 0.0 0.0 103.2 0.0 0.0 59.2
Guarantees
6
0.2 0.0 0.2 0.0
1 The maximum exposure

to loss is generally

equal to the carrying amount

and subject to change

over time with market

movements.

2 These positions

are generally managed under the

market risk framework.

For
the purpose of this

disclosure, collateral

and credit enhancements

were not considered.

3 Does not include

investment fund

units.

4 The

amount shown in the

“Netting” column

represents the

netting potential
not recognized on the balance

sheet. Refer to Note

21 for more information.

5 Financial assets

at fair value not

held for trading collateralized

by securities consisted

of structured loans and reverse

repurchase and
securities borrowing agreements.

6 The amount

shown in the “Guarantees”

column largely relates to

sub-participations.

Disclosure Of Fair Value Of Financial Instruments Not Measured At Fair Value Explanatory
Financial instruments not measured

at fair value
31.12.22 31.12.21
Carrying
amount Fair value
Carrying
amount Fair value
USD bn Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total Total
Carrying
amount
approximates
fair value
1
Level 1 Level 2 Level 3 Total
Assets
Cash and balances at central banks 169.4 169.4 0.1 0.0 0.0 169.4 192.8 192.7 0.1 0.0 0.0 192.8
Loans and advances to banks 14.7 13.9 0.0 0.7 0.0 14.6 15.4 14.6 0.0 0.7 0.0 15.3
Receivables from securities financing
transactions measured at amortized cost 67.8 64.3 0.0 1.8 1.7 67.8 75.0 71.6 0.0 1.3 2.1 75.0
Cash collateral receivables on derivative
instruments 35.0 35.0 0.0 0.0 0.0 35.0 30.5 30.5 0.0 0.0 0.0 30.5
Loans and advances to customers 390.0 136.9 0.0 45.9 195.0 377.7 398.7 163.7 0.0 43.8 190.4 397.9
Other financial assets measured at amortized
cost
2
53.4 13.0 10.3 25.1 2.5 51.0 26.2 4.1 9.3 10.7 2.4 26.5
Liabilities
Amounts due to banks 11.6 8.9 0.0 2.7 0.0 11.6 13.1 9.1 0.0 4.0 0.0 13.1
Payables from securities financing
transactions measured at amortized cost 4.2 3.5 0.0 0.7 0.0 4.2 5.5 4.1 0.0 1.5 0.0 5.5
Cash collateral payables on derivative
instruments 36.4 36.4 0.0 0.0 0.0 36.4 31.8 31.8 0.0 0.0 0.0 31.8
Customer deposits 527.2 493.0 0.0 33.9 0.0 526.9 544.8 537.6 0.0 7.3 0.0 544.8
Funding from UBS Group AG measured at
amortized cost 56.1 2.0 0.0 53.7 0.0 55.7 57.3 2.8 0.0 56.0 0.0 58.8
Debt issued measured at amortized cost 59.5 13.4 0.0 45.5 0.0 58.9 82.4 13.0 0.0 69.8 0.0 82.8
Other financial liabilities measured at
amortized cost
3
7.2 7.2 0.0 0.0 0.0 7.2 6.3 6.3 0.0 0.0 0.0 6.3
1 Includes certain financial instruments

where the carrying amount

is a reasonable approximation

of the fair value

due to the instruments’

short-term nature (instruments

that are receivable

or payable on demand,

or
with a remaining maturity (excluding the effects

of callable features) of three months or less).

2 Effective 1 April 2022, a portfolio of assets

previously classified as Financial assets measured at

fair value through other
comprehensive income was

reclassified to Other financial

assets measured at amortized

cost. Refer to Note 1 for information.

3 Excludes lease liabilities.